Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives as of December 31, 2013 and 2012 in the consolidated balance sheets are recorded as follows:

	2013	2012
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$159	$41
Interest rate derivatives:	49	89

Total assets	$208	$130

Liabilities
Foreign exchange contracts:	$(42)	$(55)
Interest rate derivatives:	(14)	(44)

Total liabilities	$(56)	$(99)

Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$45	$22
Interest rate derivatives:	8	7

Total assets	$53	$29

Liabilities
Foreign exchange contracts:	$(28)	$(22)
Interest rate derivatives:	(10)	(7)

Total liabilities	$(38)	$(29)

Pre Tax Gains losses on Consolidated Statements of Operations

Pre-tax gains (losses) on the consolidated statements of operations related to CNH Industrial’s derivatives for the year ended December 31, 2013, 2012 and 2011 are recorded in the following accounts:

	2013	2012	2011
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(45)	$17	$76
Gains/(losses) on hedged items—Interest expense	45	(17)	(75)

Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—accumulated other comprehensive income	$208	$(72)	$(22)
Interest rate derivatives—accumulated other comprehensive income	$(7)	$(23)	$(65)
Reclassified from accumulated other comprehensive income (Effective Portion):
Foreign exchange contracts—Net sales	$15	$(55)	$(18)
Foreign exchange contracts—Cost of goods sold	7	(68)	19
Foreign exchange contracts—Other, net	59	(7)	3
Interest rate derivatives—Interest expense	(14)	(19)	(28)

Not Designated as Hedges
Foreign exchange contracts—Other, net	$64	$(12)	$(29)
Interest rate derivatives—Interest expense	$—	$—	$(1)

Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis

The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012:

	Level 1		Level 2		Total
	2013	2012	2013	2012	2013	2012
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$204	$63	$204	$63
Interest rate derivatives	—	—	57	96	57	96
Available for sale securities	1	7	—	—	1	7

Total assets	$1	$7	$261	$159	$262	$166

Liabilities
Foreign exchange derivatives	$—	$—	$(70)	$(77)	$(70)	$(77)
Interest rate derivatives	—	—	(24)	(51)	(24)	(51)

Total liabilities	$—	$—	$(94)	$(128)	$(94)	$(128)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2013 and 2012 are as follows:

	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$21,976	$21,974	$20,039	$20,453
Debt	$29,866	$30,361	$27,052	$27,691